Financial Information of the Parent Company - Schedule of Balance Sheets (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Assets
Cash and cash equivalents	$ 28,761	$ 0	$ 0
Deposits, prepayments and other current assets, net	156,511	0
Due from related parties	1,000	0
Due from Intercompany	4,789,591	0
Investments in subsidiaries	3,405,852	2,745,097
Total Assets	8,381,715	2,745,097
Liabilities
Due to related parties	338,203	8,579
Due to Intercompany	997,363	0
Convertible bonds	1,080,266	0
Other payables	612,138	0
Total Liabilities	3,027,970	8,579
Equity:
Additional paid-in capital	2,050,003	0
Retained earnings	3,336,442	2,903,189
Accumulated other comprehensive loss	(33,883)	(167,671)
Total Equity	5,353,745	2,736,518
Total Liabilities and Equity	8,381,715	2,745,097
Common Class A [Member]
Equity:
Ordinary shares, value	1,125	1,000
Common Class B [Member]
Equity:
Ordinary shares, value	58	0
Subscription receivables	$ 0	$ 0